Investment Portfolio	as of June 30, 2020 (Unaudited)

DWS Small Cap Core Fund

	Shares	Value ($)
Common Stocks 97.4%
Communication Services 0.8%
Media
Liberty Latin America Ltd. "A"*	190,000	1,846,800
Consumer Discretionary 13.6%
Auto Components 1.0%
Linamar Corp.	70,000	1,892,310
Tenneco, Inc. "A"*	50,000	378,000
		2,270,310
Diversified Consumer Services 3.5%
K12, Inc.*	310,000	8,444,400
Hotels, Restaurants & Leisure 1.8%
Papa John's International, Inc.	55,000	4,367,550
Household Durables 2.3%
Installed Building Products, Inc.*	80,000	5,502,400
Specialty Retail 5.0%
Camping World Holdings, Inc. "A" (a)	300,000	8,148,000
Designer Brands, Inc. "A"	119,851	811,391
RH*	11,500	2,862,350
		11,821,741
Consumer Staples 4.0%
Beverages 2.0%
The Boston Beer Co., Inc. "A"*	8,918	4,785,845
Personal Products 2.0%
Medifast, Inc. (a)	34,753	4,822,674
Energy 4.4%
Energy Equipment & Services 0.6%
Dril-Quip, Inc.*	21,312	634,885
ION Geophysical Corp.* (a)	324,313	758,892
SEACOR Marine Holdings, Inc.*	48,723	124,244
		1,518,021
Oil, Gas & Consumable Fuels 3.8%
Contango Oil & Gas Co.* (a)	3,562,819	8,158,855
Northern Oil & Gas, Inc.* (a)	1,000,000	838,900
		8,997,755
Financials 10.9%
Banks 3.9%
Cadence BanCorp.	225,000	1,993,500
Hancock Whitney Corp.	60,000	1,272,000
OFG Bancorp.	340,000	4,545,800
UMB Financial Corp.	28,000	1,443,400
		9,254,700
Capital Markets 1.3%
Blucora, Inc.*	100,000	1,142,000
Moelis & Co. "A"	60,000	1,869,600
		3,011,600
Consumer Finance 1.8%
Elevate Credit, Inc.*	300,000	444,000
Green Dot Corp. "A"*	50,000	2,454,000
Navient Corp.	215,000	1,511,450
		4,409,450
Insurance 2.3%
Argo Group International Holdings Ltd.	42,770	1,489,679
Essent Group Ltd.	35,000	1,269,450
FBL Financial Group, Inc. "A"	23,739	851,993
Selective Insurance Group, Inc.	35,000	1,845,900
		5,457,022
Thrifts & Mortgage Finance 1.6%
Walker & Dunlop, Inc.	75,000	3,810,750
Health Care 22.6%
Biotechnology 4.1%
Arena Pharmaceuticals, Inc.*	62,438	3,930,472
Ligand Pharmaceuticals, Inc.* (a)	29,886	3,342,749
Retrophin, Inc.*	123,779	2,526,330
		9,799,551
Health Care Equipment & Supplies 1.6%
Cardiovascular Systems, Inc.*	50,000	1,577,500
OraSure Technologies, Inc.*	100,000	1,163,000
Quidel Corp.*	4,898	1,095,878
		3,836,378
Health Care Providers & Services 11.5%
AMN Healthcare Services, Inc.*	60,000	2,714,400
Brookdale Senior Living, Inc.*	400,000	1,180,000
Cross Country Healthcare, Inc.*	628,059	3,868,844
Magellan Health, Inc.*	44,296	3,232,722
Molina Healthcare, Inc.*	19,192	3,415,792
Option Care Health, Inc.*	130,000	1,804,400
Providence Service Corp.*	85,000	6,707,350
RadNet, Inc.*	145,000	2,301,150
Tivity Health, Inc.* (a)	175,000	1,982,750
		27,207,408
Health Care Technology 1.6%
HMS Holdings Corp.*	111,190	3,601,444
Schrodinger, Inc.*	2,311	211,618
		3,813,062
Pharmaceuticals 3.8%
ANI Pharmaceuticals, Inc.*	65,000	2,102,100
Avadel Pharmaceuticals PLC (ADR)* (a)	245,485	1,983,519
Axsome Therapeutics, Inc.*	25,000	2,057,000
Owens & Minor, Inc. (a)	150,000	1,143,000
Pacira BioSciences, Inc.*	33,888	1,778,103
		9,063,722
Industrials 14.6%
Aerospace & Defense 1.5%
Ducommun, Inc.*	103,042	3,593,075
Building Products 1.8%
AZEK Co., Inc.*	10,136	322,933
Masonite International Corp.*	50,000	3,889,000
		4,211,933
Commercial Services & Supplies 1.2%
Atento SA*	553,330	652,930
The Brink's Co.	47,687	2,170,235
		2,823,165
Electrical Equipment 1.9%
Allied Motion Technologies, Inc.	46,299	1,634,355
Thermon Group Holdings, Inc.*	200,000	2,914,000
		4,548,355
Machinery 2.2%
Hillenbrand, Inc.	104,073	2,817,256
Hyster-Yale Materials Handling, Inc.	65,602	2,536,173
		5,353,429
Marine 0.8%
Star Bulk Carriers Corp. (a)	294,067	1,940,842
Professional Services 0.3%
Mistras Group, Inc.*	200,000	790,000
Trading Companies & Distributors 4.9%
H&E Equipment Services, Inc.	100,000	1,848,000
Rush Enterprises, Inc. "A"	150,000	6,219,000
Titan Machinery, Inc.*	325,000	3,529,500
		11,596,500
Information Technology 14.2%
Electronic Equipment, Instruments & Components 0.8%
Benchmark Electronics, Inc.	90,000	1,944,000
IT Services 3.8%
Cardtronics PLC "A"*	70,000	1,678,600
EVERTEC, Inc.	137,557	3,865,352
ManTech International Corp. "A"	50,000	3,424,500
		8,968,452
Semiconductors & Semiconductor Equipment 2.8%
Cabot Microelectronics Corp.	20,000	2,790,800
Entegris, Inc.	25,223	1,489,418
Kulicke & Soffa Industries, Inc.	115,000	2,395,450
		6,675,668
Software 6.8%
Agilysys, Inc.*	257,113	4,612,607
Intelligent Systems Corp.* (a)	19,005	647,690
j2 Global, Inc. (a)	60,000	3,792,600
QAD, Inc. "A"	85,294	3,520,936
Verint Systems, Inc.*	80,576	3,640,424
		16,214,257
Materials 4.4%
Chemicals 1.9%
Huntsman Corp.	250,000	4,492,500
Construction Materials 0.2%
U.S. Concrete, Inc.*	20,000	496,000
Metals & Mining 2.3%
Cleveland-Cliffs, Inc. (a)	550,000	3,036,000
Novagold Resources, Inc.*	276,500	2,538,270
		5,574,270
Real Estate 5.8%
Equity Real Estate Investment Trusts (REITs)
CatchMark Timber Trust, Inc. "A"	200,000	1,770,000
Community Healthcare Trust, Inc.	80,000	3,272,000
Farmland Partners, Inc. (a)	630,000	4,315,500
QTS Realty Trust, Inc. "A" (a)	55,000	3,524,950
SITE Centers Corp.	100,000	810,000
		13,692,450
Utilities 2.1%
Electric Utilities 0.6%
PNM Resources, Inc.	38,200	1,468,408
Multi-Utilities 1.5%
NorthWestern Corp.	65,000	3,543,800
Total Common Stocks (Cost $231,593,565)		231,968,243
Convertible Preferred Stocks 0.1%
Health Care
Providence Service Corp., 5.5% (b) (Cost $121,200)	1,212	239,817
Securities Lending Collateral 17.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.05% (c) (d) (Cost $41,032,399)	41,032,399	41,032,399
Cash Equivalents 2.4%
DWS Central Cash Management Government Fund, 0.12% (c) (Cost $5,811,365)	5,811,365	5,811,365
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $278,558,529)	117.1	279,051,824
Other Assets and Liabilities, Net	(17.1)	(40,846,047)
Net Assets	100.0	238,205,777

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended June 30, 2020 are as follows:

Value ($) at 9/30/2019	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 6/30/2020	Value ($) at 6/30/2020
Securities Lending Collateral 17.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.05% (c) (d)
28,165,173	12,867,226 (e)	—	—	—	503,356	—	41,032,399	41,032,399
Cash Equivalents 2.4%
DWS Central Cash Management Government Fund, 0.12% (c)
9,176,221	50,986,600	54,351,456	—	—	48,138	—	5,811,365	5,811,365
37,341,394	63,853,826	54,351,456	—	—	551,494	—	46,843,764	46,843,764

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2020 amounted to $38,782,927, which is 16.3% of net assets.
(b)	Investment was valued using significant unobservable inputs.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended June 30, 2020.
ADR: American Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2020 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (f)	$231,968,243	$—	$—	$231,968,243
Convertible Preferred Stocks	—	—	239,817	239,817
Short-Term Investments (f)	46,843,764	—	—	46,843,764
Total	$278,812,007	$—	$239,817	$279,051,824

(f)	See Investment Portfolio for additional detailed categorizations.